Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 12,764,450	$ 13,431,855
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	1,029,971	1,070,035
Credit loss expense	1,133,411	1,480,549
Deferred income tax	351,928	(373,105)
Net realized gain on sale of securities AFS	0	(36,707)
Gain on sale of loans	(88,087)	(153,491)
Loss on sale of bank premises and equipment	3,374	33,228
Gain on sale of OREO	(30,061)	0
Income from CFS Partners	(1,220,909)	(1,033,499)
Amortization of bond premium, net	208,521	256,999
Proceeds from sales of loans held for sale	5,075,326	8,034,329
Originations of loans held for sale	(4,987,239)	(7,880,838)
Increase (decrease) in taxes payable	17,177	(339,199)
Increase in interest receivable	(225,676)	(1,032,466)
Decrease in mortgage servicing rights	82,525	75,580
Decrease in right-of-use assets	65,489	201,296
Decrease in operating lease liabilities	(80,770)	(215,031)
Increase in other assets	(100,564)	(377,001)
Increase in cash surrender value of BOLI	(85,651)	(79,316)
Amortization of limited partnerships	748,525	596,429
Change in net deferred loan fees and costs	(75,526)	(79,894)
Increase in interest payable	1,326,473	1,008,140
(Decrease) increase in accrued expenses	(144,567)	14,230
Increase in other liabilities	1,033	328,394
Net cash provided by operating activities	15,769,153	14,930,517
Investments - AFS
Maturities, calls, pay downs and sales	30,995,996	16,705,912
Purchases	0	(8,718,898)
Proceeds from redemption of restricted equity securities	4,418,100	3,985,100
Purchases of restricted equity securities	(5,405,100)	(4,215,700)
Increase (decrease) in limited partnership contributions payable	4,356,000	(2,601,000)
Investments in limited liability entities	(6,389,000)	(394,000)
Proceeds from distribution from CFS Partners	0	1,000,000
Increase in loans, net	(84,267,625)	(97,400,781)
Capital expenditures net of proceeds from sales of bank premises and equipment	(791,790)	(633,462)
Proceeds from sales of OREO	305,061	0
Recoveries of loans charged off	213,554	178,780
Net cash used in investing activities	(56,564,804)	(92,094,049)
Cash Flows from Financing Activities:
Net increase (decrease) in demand and interest-bearing transaction accounts	1,908,705	(10,142,763)
Net increase (decrease) in money market and savings accounts	39,512,790	(38,243,902)
Net increase in time deposits	63,255,481	22,382,168
Net increase in repurchase agreements	12,688,076	3,178,091
Net (decrease) increase in short-term borrowings	(12,000,000)	53,500,000
Proceeds from long-term borrowings	30,000,000	0
Repayments on long-term borrowings	0	(200,000)
Decrease in finance lease obligations	(226,863)	(219,857)
Dividends paid on preferred stock	(125,625)	(120,938)
Dividends paid on common stock	(3,711,224)	(3,675,082)
Net cash provided by financing activities	131,301,340	26,457,717
Net increase (decrease) in cash and cash equivalents	90,505,689	(50,705,815)
Cash and cash equivalents:
Beginning	20,434,513	71,140,328
Ending	110,940,202	20,434,513
Supplemental Schedule of Cash Paid During the Period:
Interest	19,043,100	11,684,800
Income taxes, net of refunds	1,321,000	2,865,000
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized gain on securities AFS	195,918	5,995,216
Loans transferred to OREO	275,000	0
Additions to operating lease liabilities	138,058	0
Investment in limited partnerships, not yet paid	4,356,000	0
Dividends declared	5,213,595	5,028,021
(Increase) decrease in dividends payable attributable to dividends declared	(62,984)	29,507
Dividends reinvested	(1,439,387)	(1,382,446)
Total dividends paid	$ 3,711,224	$ 3,675,082